                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4571

  NAME OF REGISTRANT:                                                    VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2013 - JUNE 30, 2014

  FUND:    VANGUARD PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Nuveen Pennsylvania Investment Quality Municipal Fund

  TICKER:                NQP                                   CUSIP:    670972603

  MEETING DATE:   11/22/2013                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER             YES              FOR                   FOR

PROPOSAL #2: APPROVE MERGER OF FUNDS BETWEEN NUVEEN          ISSUER             YES              FOR                   FOR

PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2, NUVEEN

PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND,

NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND

 2, AND NUVEEN PENNSYLVANIA INVESTMENT QUALITY MU

PROPOSAL #3: APPROVE THE ISSUANCE OF ADDITIONAL                 ISSUER             YES              FOR                   FOR

COMMON SHARES IN CONNECTION WITH EACH REORGANIZATION

PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Nuveen Pennsylvania Premium Income Municipal Fund 2

  TICKER:                NPY                                   CUSIP:    67061F408

  MEETING DATE:   11/22/2013                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER             YES              FOR                   FOR

PROPOSAL #2: APPROVE REORGANIZATION OF FUNDS BETWEEN         ISSUER             YES              FOR                   FOR

NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2

AND NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL

FUND

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 28, 2014

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

              see File Number 2-17620. Incorporated by Reference.